BASIS OF PRESENTATION (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Loss	$ (11,632)	$ (5,209)	$ (5,486)
Working capital deficiency	3,400
Accumulated deficit	$ (127,477)	$ (115,845)